ACCOUTNING POLICIES (Derivative Financial Instruments and Hedging Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges
Derivative instruments, gain (loss) [Line Items]
Effective portion of hedge	$ 41.1	$ (37.3)